Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, no par value (in Dollars per share)
Common stock, shares issued (in Shares)	50,330,928	50,023,428
Common stock, shares outstanding (in Shares)	50,330,928	50,023,428
Common stock, shares authorized	true	true